Basis of Presentation	12 Months Ended
Dec. 31, 2017
Basis of Presentation
Basis of Presentation

1.        Basis of Presentation

Universal Hospital Services, Inc. (“we”, “our”, “us”, the “Company” or “UHS”) is a nationwide provider of health care technology management and service solutions to the United States health care industry.

Historically, the Company reported under three segments.  Medical Equipment Solutions included supplemental and peak needs usage solutions, customized equipment agreement solutions, 360 On-site managed solutions, specialty medical equipment sale, distribution and disposable sales.  Clinical Engineering Solutions included supplemental maintenance, repair and remediation solutions, on-site biomed services, health care technology solutions, federal governmental services and clinical engineering capital sales.  Surgical Services included on-demand and scheduled usage solutions, on-site solutions for hospital and multi-facility health systems and disposable only sales.

Effective January 1, 2018, the Company changed its segment reporting to report its financial information under one reporting segment. The change in reporting was made to conform to the way the Company is currently managing and executing the business. Specifically, the chief operating decision maker (“CODM”) is making operating decisions and assessing performance using discrete financial information from one reportable segment, as our resources and infrastructure are shared and our go to market strategy have evolved with our Equipment Value Management (“EVM”) strategy. The current financial information is based upon the transformation of the business model that has occurred and the development of the new commercial framework – EVM.  EVM is an end-to-end approach to medical equipment management that helps hospitals recover cost and time that today are wasted through inefficient medical equipment processes.  EVM integrates customers supply chain, patient care and clinical engineering teams, connecting these siloed groups to streamline processes to improve stakeholder productivity and satisfaction while optimizing equipment utilization and lowering the total cost of ownership.  EVM provides the customer with the equipment they need, when they need it, with the assets serviced to the highest quality standards in the industry. EVM combines the capabilities of all service offerings.  The EVM solution links all of our service offerings at UHS. The Company has a similar compliment of services, type of customer for the Company’s services, method of distribution for the Company’s services and the regulatory environment is similar across the United States. Accordingly, we concluded that we operate as one reporting segment.

Current year presentation of one reporting segment resulted in disaggregated revenue categories of Equipment Solutions which includes supplemental and peak needs usage solutions, surgical services on-demand and scheduled usage solutions, specialty medical equipment sale, distribution and disposable sales, clinical engineering capital sales and surgical disposable only sales.  Clinical Engineering includes supplemental maintenance, repair and remediation solutions, on-site biomed services, health care technology solutions and federal governmental services.  On-site Managed Services includes 360 On-site managed solutions and surgical services on-site solutions for hospital and multi-facility health systems.

The Company operates in one geographic region, the United States. As the Company is now reporting as one segment which equals the total Company’s results as reflected in the Consolidated Statement of Operations, restatement of prior periods was not necessary.  These financial statements have been recast to reflect one segment.

All of our outstanding capital stock is owned by UHS Holdco, Inc. (“Parent”), which acquired the Company in a recapitalization in May 2007. Parent is controlled by affiliates of Irving Place Capital (together with its affiliates, “IPC”).

Principles of Consolidation

The consolidated financial statements include the accounts of UHS, UHS Surgical Services, Inc, its 100%-owned subsidiary, since its acquisition on April 1, 2011 and Radiographic Equipment Services, Inc. (“RES”), its 100%-owned subsidiary, since its acquisition on November 30, 2016. In addition, in accordance with guidance issued by the Financial Accounting Standards Board (“FASB”), we have accounted for our equity investments in entities in which we are the primary beneficiary under the full consolidation method. All significant intercompany transactions and balances have been eliminated through consolidation. As the primary beneficiary, we consolidate the limited liability companies (“LLCs”) referred to in Note 13, Limited Liability Companies, as we effectively receive the majority of the benefits from such entities and we provide equipment lease guarantees for such entities.